[GRAPHIC OMITTED]

Oppenheimer
EMERGING TECHNOLOGIES FUND


                                             Semiannual Report April 30, 2002


                                [LOGO OMITTED]OPPENHEIMER FUNDS[REGISTERED MARK]
                                                         The Right Way to Invest

REPORT HIGHLIGHTS

FUND OBJECTIVE
Oppenheimer Emerging Technologies Fund seeks long-term capital appreciation.


    Contents

 1  Letter to Shareholders

 3  An Interview
    with Your Fund's
    Managers

 9  Financial
    Statements

29  Officers and Trustees

32  Privacy Policy Notice




----------------------------------
CUMULATIVE TOTAL RETURNS*
          For the 6-Month Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------
Class A   -23.36%      -27.77%
----------------------------------
Class B   -23.85       -27.66
----------------------------------
Class C   -23.85       -24.61
----------------------------------
Class N   -23.43       -24.20
----------------------------------
Class Y   -23.38


AVERAGE ANNUAL TOTAL RETURNS*
          For the 1-Year Period
          Ended 4/30/02

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   -55.54%      -58.09%
----------------------------------
Class B   -55.98       -58.18
----------------------------------
Class C   -55.91       -56.35
----------------------------------
Class N   -55.63       -56.07
----------------------------------
Class Y   -55.19
----------------------------------

  SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 *SEE NOTES ON PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.
   For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
   The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
   While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.






[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer
Emerging Technologies Fund



                    1 OPPENHEIMER EMERGING TECHNOLOGIES FUND

LETTER TO SHAREHOLDERS

   Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.
   This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
   I thank you for your continued support and confidence. I hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And I look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,


/S/JOHN V. MURPHY
John V. Murphy
May 21, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC.
AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.





                    2 OPPENHEIMER EMERGING TECHNOLOGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q
HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE SIX-MONTH PERIOD THAT ENDED APRIL 30, 2002?
A. Uncertain conditions created an unfavorable environment for most growth-oriented stocks, particularly the kinds of emerging technology stocks on which the Fund focuses. This mainly includes technology and telecommunication stocks that are involved in broadband, photonics, fiber-optic technologies and networking. As a result, our performance suffered along with that of most similar funds. While we are disappointed with these results, we believe that recent declines have created compelling opportunities among small emerging technology growth stocks for investors with a long-term perspective.

WHAT MADE THIS SUCH A CHALLENGING PERIOD FOR EMERGING TECHNOLOGY STOCKS?
A variety of economic and political developments hurt growth stocks and led markets to favor defensive, value-oriented securities. Most significant was a sharp decline in corporate capital spending, which began in mid-2000 with the collapse of the Internet bubble and persisted throughout the period. The decline in spending by businesses hit technology and telecommunications-related companies especially hard.
   While U.S. economic data began to show clear signs of recovery in early 2002, most areas of technology and telecommunications continued to suffer from overcapacity and the lingering effects of the recession. In addition, market strength was undermined by the war on terrorism and conflict in the Middle East. These events exacerbated concerns regarding the pace of U.S. economic growth and introduced an added level of uncertainty into the economic equation, particularly in regard to the potential impact of political developments on oil prices. Furthermore, highly publicized accounting debacles at a few prominent corporations undermined confidence in the accuracy of financial statements at a variety of other companies.


PORTFOLIO MANAGEMENT
TEAM
Bruce Bartlett
James Turner









                    3 OPPENHEIMER EMERGING TECHNOLOGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


DID THESE CONDITIONS LEAD YOU TO ALTER THE FUND'S UNDERLYING STRATEGY?
No. We created Oppenheimer Emerging Technologies Fund to take advantage of the emergence of what we believe is a powerful new paradigm at the center of technological development. This paradigm is driven by growing demand for telecommunications "bandwidth," a measure of the carrying capacity of a computer network. Demand for greater bandwidth is fueled by a variety of new products and services, most of which are related to the rapidly expanding use of the Internet. Just as computer technology revolutionized business practices and productivity during recent decades, we believe that new bandwidth-related products, services and technologies are shaping tomorrow's business environment.
   Recent events have done nothing to diminish our confidence in the long-term significance of this trend. During the Internet bubble of the late 1990's, the rapid expansion of Internet-based businesses far outstripped demand. While the collapse of that bubble demonstrated convincingly the fact that the Internet is not, in and of itself, a viable business model, it remains an increasingly important tool for business. The Internet's expanding importance as a cornerstone of U.S. business growth can be seen in the productivity increases it generated during the recent recession. Its ongoing vitality is evident in the growth of Internet traffic, which continued at a rapid pace throughout the recent period despite the slowdown in U.S. economic activity.

HOW DID YOU CONDUCT THIS STRATEGY IN LIGHT OF THE DIFFICULT ENVIRONMENT?
We took active steps to shift the Fund's assets into areas of technology that appeared less vulnerable to contractions in corporate spending, but were still well positioned to benefit





                    4 OPPENHEIMER EMERGING TECHNOLOGIES FUND from bandwidth-related developments. For example, we identified innovative networking and communications semiconductor providers, such as Broadcom Corp. and Marvell Technology Group Ltd., that hold technological leads at an early point of key new product cycles. In the storage area, where corporate data needs continue to grow, we invested in top players, such as Brocade Communications Systems, Inc. While the Fund could not entirely avoid the declines associated with most investments in our areas of focus, these powerful success stories enabled us to minimize losses and substantially improve the Fund's results.(1)

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We believe that, despite recent shocks, the economy is likely to show moderate growth with low levels of inflation for the foreseeable future. Key economic indicators show clear signs of improvement, leading us to believe that the bottom of the economic downturn is behind us. Although many areas of technology and telecommunications have yet to benefit from the improving economic climate, experience leads us to believe that these sectors are likely to experience renewed growth sometime in the coming year.
   Over the longer term, we believe that the underlying fundamentals driving bandwidth-related growth remain exceptionally powerful. Accordingly, we remain committed to our disciplined investment strategy of selecting fast-growing companies in this area with solid fundamentals and strong management teams. Its that combination of discipline and vision that makes Oppenheimer Emerging Technologies Fund part of The Right Way to Invest.


AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE
For the Periods Ended 3/31/02(2)
Class A        Since
1-Year         Inception
-------------------------------
-45.10%        -47.31%
Class B        Since
1-Year         Inception
-------------------------------
-45.07%        -47.20%
Class C        Since
1-Year         Inception
-------------------------------
-42.75%        -46.08%
Class N        Since
1-Year         Inception
-------------------------------
-42.41%        -51.20%
Class Y        Since
1-Year         Inception
-------------------------------
-41.40%        -45.37%

1. The Fund's holdings and allocations are subject to change.
2. See Notes page 7 for further details.





                    5 OPPENHEIMER EMERGING TECHNOLOGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

SECTOR ALLOCATION(3)
[GRAPHIC OMITTED]

o Information Technology                    87.7%
    Software                                31.3
    Communications Equipment                27.9
    Semiconductor Equipment & Products      25.0
    Computers & Peripherals                  3.3
    IT Consulting & Services                 0.2
o Consumer Discretionary                     6.5
o Industrials                                5.8



TOP TEN COMMON STOCK HOLDINGS(4)
-------------------------------------------------------------
Marvell Technology Group Ltd.                            6.9%
-------------------------------------------------------------
Microsoft Cor                                            5.1
-------------------------------------------------------------
UTStarcom, Inc.                                          4.8
-------------------------------------------------------------
Cerner Corp.                                             4.5
-------------------------------------------------------------
O2Micro International Ltd.                               4.4
-------------------------------------------------------------
QLogic Corp.                                             3.8
-------------------------------------------------------------
Intersil Corp., Cl. A                                    3.6
-------------------------------------------------------------
Broadcom Corp., Cl. A                                    3.6
-------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                     3.2
-------------------------------------------------------------
Brocade Communications Systems, Inc.                     3.2

TOP FIVE COMMON STOCK INDUSTRIES(4)
-------------------------------------------------------------
Software                                                24.1%
-------------------------------------------------------------
Communications Equipment                                21.5
-------------------------------------------------------------
Semiconductor Equipment & Products                      19.2
-------------------------------------------------------------
Media                                                    5.0
-------------------------------------------------------------
Electrical Equipment                                     4.4

3.Portfolio is subject to change. Percentages are as of April 30, 2002, and are based on total market value of common stock.
4.Portfolio is subject to change.Percentages are as of April 30, 2002, and are based on net assets.




                    6 OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception). Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer stocks than diversified funds, and therefore has greater risks. Because the Fund also invests in mid- and small-cap companies, including initial public offerings, investors may be subject to greater risk of loss. While foreign securities offer special investment opportunities, there are also special risks such as currency fluctuations and foreign taxes.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                    7 OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIALS

                    8 OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  April 30, 2002 / Unaudited

                                                                                    MARKET VALUE
                                                                    SHARES           SEE NOTE 1
================================================================================================
COMMON STOCKS--76.8%
------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.0%
------------------------------------------------------------------------------------------------
MEDIA--5.0%
Charter Communications, Inc., Cl. A(1)                             355,000           $ 2,907,450
------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special(1)                                    165,000             4,413,750
                                                                                     -----------
                                                                                       7,321,200

------------------------------------------------------------------------------------------------
INDUSTRIALS--4.4%
------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.4%
O2Micro International Ltd.(1)                                      395,000             6,438,500
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--67.4%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--21.5%
Brocade Communications Systems, Inc.(1)                            180,000             4,606,200
------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                             280,000             4,102,000
------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1)                                          160,000             1,617,600
------------------------------------------------------------------------------------------------
NetScreen Technologies, Inc.(1)                                     50,000               491,500
------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares(1)                            285,000             4,634,100
------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc.(1)                                    100,000             1,194,000
------------------------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                                   75,000             2,262,000
------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                           180,600             3,612,000
------------------------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                            230,300               633,325
------------------------------------------------------------------------------------------------
Tellium, Inc.                                                      143,700               321,888
------------------------------------------------------------------------------------------------
Tellium, Inc.(2)                                                   333,334               746,668
------------------------------------------------------------------------------------------------
UTStarcom, Inc.(1)                                                 285,000             6,982,500
                                                                                     -----------
                                                                                      31,203,781
------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.5%
EMC Corp.(1)                                                       400,000             3,656,000
------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.1%
Anteon International Corp.(1)                                        8,600               195,650
------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--19.2%
Applied Micro Circuits Corp.(1)                                     50,000               337,500
------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A(1)                                           150,000             5,175,000
------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A(1)                                           195,000             5,235,750
------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(1)                                   280,000            10,080,000
------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                     35,000             1,218,350
------------------------------------------------------------------------------------------------
QLogic Corp.(1)                                                    122,500             5,599,475
------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                                      50,000               299,000
                                                                                     -----------
                                                                                      27,945,075

------------------------------------------------------------------------------------------------
SOFTWARE--24.1%
Advent Software, Inc.(1)                                            28,000             1,382,640
------------------------------------------------------------------------------------------------
Agile Software Corp.(1)                                            488,000             4,470,080
------------------------------------------------------------------------------------------------
Cerner Corp.(1)                                                    123,100             6,537,841








                    9 OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                    MARKET VALUE
                                                                    SHARES           SEE NOTE 1
================================================================================================
SOFTWARE Continued
E.piphany, Inc.(1)                                                    255,000        $ 1,535,100
------------------------------------------------------------------------------------------------
Mercury Interactive Corp.(1)                                          119,900          4,468,673
------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                    205,000          1,672,800
------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                    142,000          7,420,920
------------------------------------------------------------------------------------------------
SAP AG (Systeme, Anwendungen, Produkte in der
Datenverarbeitung), Sponsored ADR                                     131,000          4,270,600
------------------------------------------------------------------------------------------------
Veritas Software Corp.(1)                                             114,125          3,234,303
                                                                                     -----------
                                                                                      34,992,957
                                                                                     -----------
Total Common Stocks (Cost $173,367,122)                                              111,753,163

================================================================================================
PREFERRED STOCKS--0.4%
ApplianceWare Holding Corp., Cv., Series B(1,2,3)                     524,781                 --
------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C(1,2,3)                        685,519            226,221
------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D(1,2,3)                 166,836             48,383
------------------------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C(1,2)                             52,909                 --
------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series D(1,2)          463,822             25,510
------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series Z(1,2)           37,491              2,062
------------------------------------------------------------------------------------------------
fusionOne, Inc., 8% Non-Cum. Cv., Series D(1,2)                       264,186            162,844
------------------------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv., Series C(1,2,3)                 316,691                 --
------------------------------------------------------------------------------------------------
Multiplex, Inc., Cv., Series C(1,2)                                   387,138            151,061
------------------------------------------------------------------------------------------------
Questia Media, Inc., Cv., Series B(1,2)                               258,859              3,650

Total Preferred Stocks (Cost $25,151,598)                                                619,731

================================================================================================
OTHER SECURITIES--2.2%
Nasdaq-100 Unit Investment Trust1 (Cost $3,763,697)                   100,300          3,182,519

                                                                    PRINCIPAL
                                                                     AMOUNT
================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES--5.1%
Cyras Systems, Inc., 4.50% Cv. Unsec. Sub. Nts., 8/15/05(2)        $  450,000            528,750
------------------------------------------------------------------------------------------------
Solectron Corp., Zero Coupon Cv. Sr. Unsec. Unsub.
Liquid Yield Option Nts., 3.58%, 5/8/20(4)                         11,700,000          6,829,875
                                                                                     -----------

Total Convertible Corporate Bonds and Notes (Cost $6,626,959)                          7,358,625

================================================================================================
REPURCHASE AGREEMENTS--15.9%
Repurchase agreement with Banc One Capital Markets,
Inc., 1.83%, dated 4/30/02, to be repurchased at
$23,123,175 on 5/1/02, collateralized by U.S. Treasury
Bonds, 6.625%--7.25%, 5/15/16--2/15/27, with a value of
$3,275,073 and U.S. Treasury Nts., 3.375%--7%,
3/31/03--8/15/09, with a value of $20,334,087 (Cost
$23,122,000)                                                       23,122,000         23,122,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $232,031,376)                         100.4%       146,036,038
------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (0.4)         (527,584)
                                                                   -----------------------------

NET ASSETS                                                              100.0%      $145,508,454
                                                                   =============================



                   10 OPPENHEIMER EMERGING TECHNOLOGIES FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2002. The aggregate fair value of securities of affiliated companies held by the Fund as of April 30, 2002 amounts to $274,604. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES                               SHARES
                                                      OCTOBER 31,       GROSS        GROSS   APRIL 30,      UNREALIZED
                                                             2001   ADDITIONS   REDUCTIONS        2002    DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 ApplianceWare Holding Corp., Cv., Series B               524,781          --           --     524,781      $1,799,999
 Axsun Technologies, Inc., Cv., Series C                  685,519          --           --     685,519       7,773,786
 Blaze Network Products, Inc., 8% Cv., Series D           166,836          --           --     166,836       1,019,367
 MicroPhotonix Integration Corp., Cv., Series C           316,691          --           --     316,691       1,999,999



4. Zero coupon bond reflects effective yield on the date of purchase. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                   11 OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

April 30, 2002
===========================================================================================
ASSETS
Investments, at value (including repurchase agreement of $23,122,000)
--see accompanying statement:
Unaffiliated companies (cost $219,163,621)                                    $145,761,434
Affiliated companies (cost $12,867,755)                                            274,604
                                                                              -------------
                                                                               146,036,038
-------------------------------------------------------------------------------------------
Cash                                                                               661,187
-------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                 148,365
Interest and dividends                                                               5,371
Other                                                                                3,428
                                                                              -------------
Total assets                                                                   146,854,389

===========================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                              535,239
Shares of beneficial interest redeemed                                             533,768
Shareholder reports                                                                124,064
Trustees' compensation                                                              41,315
Transfer and shareholder servicing agent fees                                       33,825
Distribution and service plan fees                                                  31,432
Other                                                                               46,292
                                                                              -------------
Total liabilities                                                                1,345,935

===========================================================================================
NET ASSETS                                                                    $145,508,454
                                                                              =============

===========================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                               $620,819,578
-------------------------------------------------------------------------------------------
Accumulated net investment loss                                                 (1,671,809)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                      (387,643,977)
-------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                     (85,995,338)
                                                                            ---------------
NET ASSETS                                                                    $145,508,454
                                                                            ===============




                   12 OPPENHEIMER EMERGING TECHNOLOGIES FUND

==========================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $67,661,393 and 25,165,867 shares of beneficial interest outstanding)               $2.69
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                     $2.85
------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,784,666
 and 21,780,477 shares of beneficial interest outstanding)                           $2.65
------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,369,954
 and 6,547,939 shares of beneficial interest outstanding)                            $2.65
------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,631,856
 and 609,104 shares of beneficial interest outstanding)                              $2.68
------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $1,060,585 and 389,817 shares of beneficial interest
 outstanding)                                                                        $2.72



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.











                   13 OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2002
===========================================================================================
 INVESTMENT INCOME
 Interest                                                                     $    423,646
-------------------------------------------------------------------------------------------
 Dividends                                                                         152,236
                                                                              -------------
 Total income                                                                      575,882
===========================================================================================
 EXPENSES
 Management fees                                                                   934,630
-------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                           108,384
 Class B                                                                           369,087
 Class C                                                                           112,601
 Class N                                                                             4,158
-------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                           233,910
 Class B                                                                           197,077
 Class C                                                                            60,007
 Class N                                                                             4,549
 Class Y                                                                             2,428
-------------------------------------------------------------------------------------------
 Shareholder reports                                                               296,756
-------------------------------------------------------------------------------------------
 Trustees' compensation                                                              5,680
-------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                           319
-------------------------------------------------------------------------------------------
 Other                                                                              10,905
                                                                              -------------
 Total expenses                                                                  2,340,491
 Less reduction to custodian expenses                                                  (34)
 Less voluntary waiver of transfer and shareholder servicing agent fees--
  Class A, B, C and N                                                             (129,411)
 Less voluntary waiver of transfer and shareholder servicing agent fees--
  Class Y                                                                             (124)
                                                                              -------------
 Net expenses                                                                    2,210,922

===========================================================================================
 NET INVESTMENT LOSS                                                            (1,635,040)
===========================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized loss on investments                                              (83,780,369)
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                           40,485,603
                                                                              -------------
 Net realized and unrealized loss                                              (43,294,766)

===========================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $(44,929,806)
                                                                              =============



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS           YEAR
                                                                      ENDED          ENDED
                                                             APRIL 30, 2002    OCTOBER 31,
                                                                 (UNAUDITED)          2001
===========================================================================================
 OPERATIONS
 Net investment loss                                           $ (1,635,040)   $(2,021,035)
-------------------------------------------------------------------------------------------
 Net realized loss                                              (83,780,369)  (298,217,147)
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)            40,485,603   (101,744,638)
                                                               ----------------------------
 Net decrease in net assets resulting from operations           (44,929,806)  (401,982,820)

===========================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
 Dividends from net investment income:
 Class A                                                                 --       (300,492)
 Class B                                                                 --             --
 Class C                                                                 --             --
 Class N                                                                 --             --
 Class Y                                                                 --             (2)

===========================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                         (2,880,272)    33,019,943
 Class B                                                            474,781     33,905,122
 Class C                                                           (320,444)    13,691,670
 Class N                                                            660,394      2,083,236
 Class Y                                                            140,352      1,627,205

===========================================================================================
 NET ASSETS
 Total decrease                                                 (46,854,995)  (317,956,138)
-------------------------------------------------------------------------------------------
 Beginning of period                                            192,363,449    510,319,587
                                                               ----------------------------
 End of period (including accumulated net investment
 losses of $1,671,809 and $36,769, respectively)               $145,508,454   $192,363,449
                                                               ============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








                   15 OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS

                                                                    SIX MONTHS                    YEAR
                                                                         ENDED                   ENDED
                                                                APRIL 30, 2002                OCT. 31,
 CLASS A                                                            (UNAUDITED)       2001      2000(1)
=======================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                   $ 3.51      $11.24     $ 10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                             (.02)       (.01)        .01
 Net realized and unrealized gain (loss)                                  (.80)      (7.71)       1.23
                                                                      ---------------------------------
 Total income (loss) from investment operations                           (.82)      (7.72)       1.24
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       --        (.01)         --
                                                                      ---------------------------------
 Total dividends and/or distributions to shareholders                       --        (.01)         --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $2.69       $3.51      $11.24
                                                                      =================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                    (23.36)%    (68.74)%     12.40%

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                              $67,661    $ 91,220    $253,471
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $88,264    $158,376    $149,623
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                            (1.36)%     (0.23)%      0.25%
 Expenses                                                                 2.12%       2.08%       1.65%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                           1.98%       2.04%        N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    54%         85%          6%



1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                   16 OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                    SIX MONTHS                    YEAR
                                                                         ENDED                   ENDED
                                                                APRIL 30, 2002                OCT. 31,
 CLASS B                                                            (UNAUDITED)       2001      2000(1)
=======================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                   $ 3.48      $11.20     $ 10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                      (.04)       (.06)       (.01)
 Net realized and unrealized gain (loss)                                  (.79)      (7.66)       1.21
                                                                      ---------------------------------
 Total income (loss) from investment operations                           (.83)      (7.72)       1.20
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       --          --          --
                                                                      ---------------------------------
 Total dividends and/or distributions to shareholders                       --          --          --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $2.65       $3.48      $11.20
                                                                      =================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                    (23.85)%    (68.93)%     12.00%

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                              $57,785    $ 75,336    $200,251
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $74,333    $128,540    $106,620
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                     (2.12)%     (0.99)%     (0.48)%
 Expenses                                                                 2.87%       2.84%       2.39%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                           2.73%       2.80%       N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    54%         85%          6%


1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                   17 OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  continued


                                                                    SIX MONTHS                    YEAR
                                                                         ENDED                   ENDED
                                                                APRIL 30, 2002                OCT. 31,
 CLASS C                                                            (UNAUDITED)       2001      2000(1)
=======================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                   $ 3.48      $11.20     $ 10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                      (.04)       (.05)       (.01)
 Net realized and unrealized gain (loss)                                  (.79)      (7.67)       1.21
                                                                      ---------------------------------
 Total income (loss) from investment operations                           (.83)      (7.72)       1.20
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       --          --          --
                                                                      ---------------------------------
 Total dividends and/or distributions to shareholders                       --          --          --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $2.65       $3.48      $11.20
                                                                      =================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                    (23.85)%    (68.93)%     12.00%

=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                              $17,370     $23,121     $56,597
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                     $22,675     $38,049     $28,193
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                     (2.12)%     (1.00)%     (0.47)%
 Expenses                                                                 2.87%       2.84%       2.39%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                           2.73%       2.80%       N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    54%         85%          6%


1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                 SIX MONTHS           YEAR
                                                                      ENDED          ENDED
                                                             APRIL 30, 2002    OCTOBER 31,
CLASS N                                                          (UNAUDITED)       2001(1)
===========================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                   $ 3.50      $ 6.59
-------------------------------------------------------------------------------------------
 Loss from investment operations:
 Net investment loss                                                      (.03)       (.03)
 Net realized and unrealized loss                                         (.79)      (3.06)
                                                                      --------------------
 Total loss from investment operations                                    (.82)      (3.09)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       --          --
                                                                      --------------------
 Total dividends and/or distributions to shareholders                       --          --
-------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $2.68       $3.50
                                                                      =====================

===========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                    (23.43)%    (46.89)%

===========================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                               $1,632      $1,450
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                      $1,678      $1,287
-------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                     (1.62)%     (1.24)%
 Expenses                                                                 2.39%       2.61%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                           2.25%       2.57%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    54%         85%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   19 OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                    SIX MONTHS                    YEAR
                                                                         ENDED                   ENDED
                                                                APRIL 30, 2002                OCT. 31,
 CLASS Y                                                            (UNAUDITED)       2001      2000(1)
=======================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                    $3.55      $11.26      $10.00
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                             (.02)         --(2)      .02
 Net realized and unrealized gain (loss)                                  (.81)      (7.69)       1.24
                                                                      ---------------------------------
 Total income (loss) from investment operations                           (.83)      (7.69)       1.26
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                       --        (.02)         --
                                                                      ---------------------------------
 Total dividends and/or distributions to shareholders                       --        (.02)         --
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                          $2.72       $3.55      $11.26
                                                                      =================================

=======================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                                    (23.38)%    (68.40)%     12.60%


=======================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                               $1,061      $1,236          $1
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                      $1,267      $  331          $1
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income (loss)                                            (1.07)%     (0.08)%      0.33%
 Expenses                                                                 1.73%       1.33%       1.42%
 Expenses, net of reduction to custodian expenses
 and/or voluntary waiver of transfer agent fees                           1.71%       1.23%       N/A
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                    54%         85%          6%



1. For the period from April 25, 2000 (inception of offering) to October 31,
2000.
2. Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                   21 OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of April 30, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $366,881,088. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:
            EXPIRING
            ---------------------------
               2008       $  5,646,461
               2009        277,454,258
                          -------------
              Total       $283,100,719
                          =============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2002, the Fund's projected benefit obligations were increased by $3,283, resulting in an accumulated liability of $40,052 as of April 30, 2002.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

                   22 OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                   23 OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                           SIX MONTHS ENDED APRIL 30, 2002        YEAR ENDED OCTOBER 31, 2001(1)
                                                SHARES          AMOUNT                 SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                         4,560,239      $ 15,837,930             14,879,485   $102,528,400
 Dividends and/or
 distributions reinvested                            --                --                 27,095        280,977
 Redeemed                                    (5,388,702)      (18,718,202)           (11,466,289)   (69,789,434)
                                           ---------------------------------------------------------------------
 Net increase (decrease)                       (828,463)     $ (2,880,272)             3,440,291    $33,019,943
                                           =====================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                         3,304,354      $ 11,147,915              9,478,580   $ 66,257,999
 Dividends and/or
 distributions reinvested                            --                --                     --             --
 Redeemed                                    (3,199,035)      (10,673,134)            (5,680,601)   (32,352,877)
                                           ---------------------------------------------------------------------
 Net increase                                   105,319      $    474,781              3,797,979   $ 33,905,122
                                           =====================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                         1,208,330      $  4,161,192              4,831,881   $  2,141,537
 Dividends and/or
 distributions reinvested                            --                --                     --             --
 Redeemed                                    (1,313,306)       (4,481,636)            (3,232,646)   (18,449,867)
                                           ---------------------------------------------------------------------
 Net increase (decrease)                       (104,976)     $   (320,444)             1,599,235   $ 13,691,670
                                           =====================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                           234,180      $    780,569                426,922   $  2,139,222
 Dividends and/or
 distributions reinvested                            --                --                     --             --
 Redeemed                                       (39,341)         (120,175)               (12,657)       (55,986)
                                           ---------------------------------------------------------------------
 Net increase                                   194,839      $    660,394                414,265   $  2,083,236
                                           =====================================================================

----------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                           119,140      $    413,768                382,481   $  1,750,586
 Dividends and/or
 distributions reinvested                            --                --                     --             --
 Redeemed                                       (78,085)         (273,416)               (33,819)      (123,381)
                                           ---------------------------------------------------------------------
 Net increase                                    41,055      $    140,352                348,662   $  1,627,205
                                           =====================================================================


 1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.


                   24 OPPENHEIMER EMERGING TECHNOLOGIES FUND

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2002, were $100,456,193 and $81,166,627, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.00% of average annual net assets. The Fund's management fee for the six months ended April 30, 2002 was an annualized rate of 1.00%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      AGGREGATE          CLASS A         CONCESSIONS         CONCESSIONS       CONCESSIONS       CONCESSIONS
                      FRONT-END        FRONT-END          ON CLASS A          ON CLASS B        ON CLASS C        ON CLASS N
                  SALES CHARGES    SALES CHARGES              SHARES              SHARES            SHARES            SHARES
 SIX MONTHS          ON CLASS A      RETAINED BY         ADVANCED BY         ADVANCED BY       ADVANCED BY       ADVANCED BY
 ENDED                   SHARES      DISTRIBUTOR       DISTRIBUTOR(1)      DISTRIBUTOR(1)    DISTRIBUTOR(1)    DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------------
 April 30, 2002        $266,324          $87,670             $11,119            $314,123           $28,001            $7,143

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                         CLASS A             CLASS B             CLASS C           CLASS N
                                      CONTINGENT          CONTINGENT          CONTINGENT        CONTINGENT
                                        DEFERRED            DEFERRED            DEFERRED          DEFERRED
                                   SALES CHARGES       SALES CHARGES       SALES CHARGES     SALES CHARGES
 SIX MONTHS                          RETAINED BY         RETAINED BY         RETAINED BY       RETAINED BY
 ENDED                               DISTRIBUTOR         DISTRIBUTOR         DISTRIBUTOR       DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
 April 30, 2002                           $3,355            $127,360              $3,737               $81


                   25 OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended April 30, 2002, payments under the Class A plan totaled $108,384, all of which were paid by the Distributor to recipients, and included $9,686 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


                   26 OPPENHEIMER EMERGING TECHNOLOGIES FUND

 Distribution fees paid to the Distributor for the six months ended April 30, 2002, were as follows:

                                                                                             DISTRIBUTOR'S
                                                                           DISTRIBUTOR'S         AGGREGATE
                                                                               AGGREGATE      UNREIMBURSED
                                                                            UNREIMBURSED     EXPENSES AS %
                                  TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES     OF NET ASSETS
                                      UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN          OF CLASS
-----------------------------------------------------------------------------------------------------------
 Class B Plan                           $369,087            $301,402          $8,660,040             14.99%
 Class C Plan                            112,601              30,838             741,029              4.27
 Class N Plan                              4,158               4,054              42,456              2.60


================================================================================
 5.ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2002 was $1,895,149, which represents 1.30% of the Fund's net assets, of which $1,366,399 is considered restricted. Information concerning restricted securities is as follows:

                                            ACQUISITION                         VALUATION AS OF        UNREALIZED
 SECURITY                                         DATES                COST      APRIL 30, 2002      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 ApplianceWare Holding Corp., Cv.,
 Series B                                       7/11/00          $1,799,999             $    --        $1,799,999
 Axsun Technologies, Inc., Cv.,
 Series C                                      12/13/00           8,000,007             226,221         7,773,786
 Blaze Network Products, Inc., 8% Cv.,
 Series D                                      10/17/00           1,067,750              48,383         1,019,367
 BroadBand Office, Inc., Cv., Series C          8/28/00             999,980                  --           999,980
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                           10/23/00           5,000,001              25,510         4,974,491
 Centerpoint Broadband Technologies,
 Inc., Cv., Series Z                            5/26/00             999,999               2,062           997,937
 fusionOne, Inc., 8% Non-Cum. Cv.,
 Series D                                        9/6/00           1,434,530             162,844         1,271,686
 MicroPhotonix Integration Corp., Cv.,
 Series C                                        7/6/00           1,999,999                  --         1,999,999
 Multiplex, Inc., Cv., Series C                  2/9/01           2,849,335             151,061         2,698,274
 Questia Media, Inc., Cv., Series B             8/18/00             999,998               3,650           996,348
 Tellium, Inc.                                  9/20/00           5,000,010             746,668         4,253,342




                   27 OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 6.BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at April 30, 2002.

                   28 OPPENHEIMER EMERGING TECHNOLOGIES FUND

OPPENHEIMER EMERGING TECHNOLOGIES FUND

==================================================================================
 OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                          Donald W. Spiro, Vice Chairman of the Board of Trustees
                          John V. Murphy, President and Trustee
                          Robert G. Galli, Trustee
                          Phillip A. Griffiths, Trustee
                          Benjamin Lipstein, Trustee
                          Elizabeth B. Moynihan, Trustee
                          Kenneth A. Randall, Trustee
                          Edward V. Regan, Trustee
                          Russell S. Reynolds, Jr., Trustee
                          Clayton K. Yeutter, Trustee
                          Bruce L. Bartlett, Vice President
                          James F. Turner, II, Vice President
                          Robert G. Zack, Secretary
                          Brian W. Wixted, Treasurer
                          Katherine P. Feld, Assistant Secretary
                          Kathleen T. Ives, Assistant Secretary
                          Denis R. Molleur, Assistant Secretary

=================================================================================
 INVESTMENT ADVISOR       OppenheimerFunds, Inc.

=================================================================================
 DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

=================================================================================
 TRANSFER AND SHAREHOLDER OppenheimerFunds Services
 SERVICING AGENT

=================================================================================
 CUSTODIAN OF             The Bank of New York
 PORTFOLIO SECURITIES

=================================================================================
 INDEPENDENT AUDITORS     KPMG LLP

=================================================================================
 LEGAL COUNSEL            Mayer, Brown, Rowe and Maw

                          The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                          OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
                          498 SEVENTH AVENUE, NEW YORK, NY 10018



[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                   29 OPPENHEIMER EMERGING TECHNOLOGIES FUND

OPPENHEIMERFUNDS FAMILY


 GLOBAL EQUITY            Developing Markets Fund                               Global Fund
                          International Small Company Fund                      Quest Global Value Fund
                          Europe Fund                                           Global Growth & Income Fund
                          International Growth Fund
=========================================================================================================================
 EQUITY                   STOCK                                                 STOCK & BOND
                          Emerging Technologies Fund                            Quest Opportunity Value Fund
                          Emerging Growth Fund                                  Total Return Fund
                          Enterprise Fund                                       Quest Balanced Value Fund
                          Discovery Fund                                        Capital Income Fund
                          Main Street[REGISTERED MARK]Small Cap Fund            Multiple Strategies Fund
                          Small Cap Value Fund                                  Disciplined Allocation Fund
                          MidCap Fund                                           Convertible Securities Fund
                          Main Street[REGISTERED MARK]Opportunity Fund          SPECIALTY
                          Growth Fund                                           Real Asset Fund[REGISTERED MARK]
                          Capital Appreciation Fund                             Gold & Special Minerals Fund
                          Main Street[REGISTERED MARK]Growth & Income Fund      Tremont Market Neutral Fund, LLC(1)
                          Value Fund                                            Tremont Opportunity Fund, LLC(1)
                          Quest Capital Value Fund
                          Quest Value Fund
                          Trinity Large Cap Growth Fund
                          Trinity Core Fund
                          Trinity Value Fund
=========================================================================================================================
 INCOME                   TAXABLE                                               MUNICIPAL
                          International Bond Fund                               California Municipal Fund(3)
                          High Yield Fund                                       New Jersey Municipal Fund(3)
                          Champion Income Fund                                  New York Municipal Fund(3)
                          Strategic Income Fund                                 Municipal Bond Fund
                          Bond Fund                                             Intermediate Municipal Fund
                          Senior Floating Rate Fund
                          U.S. Government Trust
                          Limited-Term Government Fund
                          Capital Preservation Fund(2)
                          ROCHESTER DIVISION
                          Rochester National Municipals
                          Rochester Fund Municipals
                          Limited Term New York Municipal Fund
                          Pennsylvania Municipal Fund(3)
=========================================================================================================================
 SELECT MANAGERS          STOCK                                                 STOCK & BOND
                          Mercury Advisors Focus Growth Fund                    QM Active Balanced Fund(2)
                          Gartmore Millennium Growth Fund II
                          Jennison Growth Fund
                          Salomon Brothers All Cap Fund
                          Mercury Advisors S&P 500 Index Fund(2)
=========================================================================================================================
 MONEY MARKET(4)          Money Market Fund                                     Cash Reserves

 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


                   30 OPPENHEIMER EMERGING TECHNOLOGIES FUND

                       THIS PAGE INTENTIONALLY LEFT BLANK.


                   31 OPPENHEIMER EMERGING TECHNOLOGIES FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:

o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:

o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service

                   32 OPPENHEIMER EMERGING TECHNOLOGIES FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.


o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


                   33 OPPENHEIMER EMERGING TECHNOLOGIES FUND

INFORMATION AND SERVICES

GET THIS REPORT ONLINE!
With OppenheimerFunds EDOCS DIRECT, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience.
Sign up today at WWW.OPPENHEIMERFUNDS.COM.

--------------------------------------------------------------------------------
INTERNET
24-hr access to account information and transactions(1)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PHONELINK(1)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
TICKER SYMBOLS  Class A: OETAX  Class B: OETBX   Class C: OETCX
                Class N: OETNX  Class Y: OETYX
--------------------------------------------------------------------------------



1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                 [LOGO OMITTED]OPPENHEIMERFUNDS[REGISTERED MARK]
                                                                Distributor,Inc.


RS0765.001.0402 June 28, 2002